Subsequent Events (Details)			1 Months Ended
	Jul. 10, 2018 USD ($)	Jul. 10, 2018 CNY (¥)	Oct. 28, 2019 CNY (¥)
Subsequent Events [Abstract]
Economic loss			¥ 1,233,388.37
Alleging loss		¥ 21,288
Additional to purchase steel pipes		1,212,100
Total alleged loss	$ 186,593	¥ 1,233,388